S000003468 [Member] Investment Objectives and Goals - Sit Minnesota Tax-Free Income Fund	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY INFORMATION SIT MINNESOTA TAX‑FREE INCOME FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Sit Minnesota Tax‑Free Income Fund (the “Fund”) seeks high current income that is exempt from federal regular income tax and Minnesota regular personal income tax consistent with preservation of capital.